Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
Disclosure of Inventory by Type

	US Dollars
Figures in millions	2017	2016	2015
Non-current
Raw materials - ore stockpiles	100	84	90

Current
Raw materials
- ore stockpiles	261	233	232
- heap-leach inventory	5	3	6
Work in progress
- metals in process	58	77	65
Finished goods
- gold doré/bullion	59	60	28
- by-products	5	4	5
Total metal inventories	388	377	336
Mine operating supplies	295	295	310
	683	672	646
Total inventories(1)	783	756	736

(1)
The amount of the write-down of ore stockpiles, metals in process, by-products and mine operating supplies to net realisable value, and recognised as an expense during the year in special items or cost of sales is $17m (2016: $30m; 2015: $30m).